Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended		34 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
OPERATING
Net (loss)	$ (7,294,116)	$ (440,812)	$ (5,697,893)	$ (671,533)	$ (6,608,554)
Adjustments to reconcile net loss to cash flows from operating activities:
Stock based compensation	207,354	11,062	2,865,603	19,378	2,891,792
Depreciation			25,729	2,276	28,005
Depletion and accretion			2,740		2,740
Amortization of note discount			68,209		68,209
Fair value of common stock and common stock warrants issued for services rendered					82,669
(Increase) decrease in accounts receivable	(103,178)	(1,903)	(3,658)	(2,582)	(6,240)
(Increase) decrease in other assets	(1,287)		(434)		(434)
(Increase) decrease in prepaid expenses	(80,318)	(3,853)	(44,448)	(11,583)	(57,625)
(Increase) decrease in deposits			(10,250)		(10,250)
Increase (Decrease) in accounts payable and accrued expenses	398,370	71,262	87,563	73,394	171,734
Increase in liabilities directly associated with assets held for sale			32,210		32,210
Cash used in operating activities	(1,462,769)	(369,940)	(2,674,629)	(590,650)	(3,405,744)
INVESTING
Purchases of property and equipment	(76,953)	(41,960)	(162,873)	(28,950)	(191,823)
Patent costs	(304,451)		(94,501)	(94,370)	(235,964)
Cash used in investing activities	(918,282)	(77,838)	(257,374)	(123,320)	(427,787)
FINANCING
Loan proceeds	6,944,350		1,000,000	110,000	1,110,000
Loan payments				(110,000)	(110,000)
Net cash from JMG			1,509,736		1,509,736
Exercise of warrants and options			74,497		74,497
Net proceeds from issuance of preferred stock			602,000	999,999	2,151,999
Cash provided by financing activities	5,174,350		3,186,233	999,999	3,717,532
Net Increase in cash and cash equivalents	2,793,299	(447,778)	254,230	286,029	902,701
Cash and cash equivalents, beginning of period	902,701	648,471	648,471	362,442
Cash and cash equivalents, end of period	3,696,000	200,693	902,701	648,471	902,701
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	65,908		14,932	1,900
Cash paid for income taxes	3,200	1,200	2,000	554
Non-cash activity:
Extension of warrant expiration date - deemed dividend			$ (3,384,730)